Financial Statements Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Operations
Net revenues	$ 1,294,829,413	$ 1,898,922,106	$ 1,495,509,056
Cost of revenues	1,204,467,983	1,716,640,492	1,266,737,444
Gross profit	90,361,430	182,281,614	228,771,612
Operating expenses:
Selling expenses	91,052,729	69,341,229	47,109,261
General and administrative expenses	128,826,340	86,268,786	54,519,646
Research and development expenses	12,998,122	19,838,547	6,843,216
Total operating expenses	232,877,191	175,448,562	108,472,123
Profit from operations	(142,515,761)	6,833,052	120,299,489
Other income (expenses):
Interest expense	(53,304,640)	(43,843,586)	(22,164,363)
Interest income	13,359,962	8,446,647	6,935,560
Investment loss	(1,081,700)		(3,000,000)
Foreign exchange gain (loss)	(10,707,889)	(40,007,403)	(36,291,898)
Income (loss) before income taxes	(198,619,201)	(74,322,271)	67,435,716
Income tax expense	(5,433,410)	16,539,940	16,753,917
Net income (loss) attributable to Canadian Solar Inc.	(195,468,691)	(90,804,200)	50,568,919
Parent Company
Statements of Operations
Net revenues	111,414,327	829,016,524	1,248,400,119
Cost of revenues	80,190,744	792,643,306	1,201,713,356
Gross profit	31,223,583	36,373,218	46,686,763
Operating expenses:
Selling expenses	3,649,131	10,411,256	10,057,347
General and administrative expenses	11,955,578	13,461,891	13,355,609
Research and development expenses	764,145	1,255,945	792,509
Total operating expenses	16,368,854	25,129,092	24,205,465
Profit from operations	14,854,729	11,244,126	22,481,298
Other income (expenses):
Interest expense	(255,502)	(267,979)	(296,678)
Interest income	1,559,207	474,886	933,372
Investment loss			(3,000,000)
Foreign exchange gain (loss)	(622,816)	3,261,933	830,602
Income (loss) before income taxes	15,535,618	14,712,966	20,948,594
Income tax expense	7,441,590	6,742,827	9,956,513
Equity in earnings(loss) of subsidiaries	(203,562,719)	(98,774,339)	39,576,838
Net income (loss) attributable to Canadian Solar Inc.	$ (195,468,691)	$ (90,804,200)	$ 50,568,919